Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Incentive Compensation
Stock ownership is a key element of the Company’s compensation program for the NEOs and senior management generally, as well as mid-level managers throughout the Company. Under the Stock Plan, the Committee may grant participants shares of the Company’s Common Stock, restricted stock, share units, stock options, stock appreciation rights, performance units and/or performance bonuses. In granting these awards, the Committee may establish any conditions or restrictions it deems appropriate.
All grants made by the Committee under the Stock Plan since its inception have been in the form of stock options, time-vesting restricted stock unit awards (“RSUs”) (pursuant to which unrestricted shares of Common Stock are issued to the grantee when the award vests) or performance-based stock unit awards (“PSUs”) (under which vesting occurs only if one or more predetermined financial goals are achieved within the relevant performance period). The Committee believes that all of these equity awards align the interests of executives with the creation of long-term value for our shareholders and that each of these equity awards has particular attributes that align compensation outcomes with Company performance. The Committee views these equity awards as useful retention tools to the extent that vesting only occurs after a period of several years and also as an effective means of encouraging award recipients to focus on enhancing shareholder value over the long term by directly aligning the recipient’s financial interests with the interests of the Company’s shareholders. However, although the Stock Plan allows for the grant of so-called “reload options,” the Committee has not granted reload options since 2001 and does not intend to grant reload options in the future.
The Committee typically makes annual grants under the Stock Plan effective shortly after the release of the Company’s fourth quarter and year-end earnings results. To the extent that the Committee determines to grant stock options, stock appreciation rights or similar awards with option-like features, the Committee does not do so at a time when it is aware of material non-public information about the Company, and the Committee does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
The significant economic uncertainty in April 2025 discussed above made it impossible to accurately forecast the Company’s financial results at the time of the fiscal 2026 equity grants. As a result, the Committee determined that it was impracticable to establish meaningful financial performance metrics for PSU awards and that all equity awards for fiscal 2026 would be made in the form of RSUs with three-year cliff vesting, which align executive incentives with shareholder experience. Since the Committee decided to use only RSUs, it was decided that Mr. E. Grinberg’s fiscal 2026 equity award would be valued at $1.95 million, representing a decrease of 44% from the $3.5 million target grant value of his fiscal 2025 award. All equity grants awarded to the NEOs during fiscal 2026 are reported below in the SUMMARY COMPENSATION TABLE FOR FISCAL 2026 and in the GRANTS OF PLAN-BASED AWARDS table.

Award Timing Method	The Committee typically makes annual grants under the Stock Plan effective shortly after the release of the Company’s fourth quarter and year-end earnings results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	To the extent that the Committee determines to grant stock options, stock appreciation rights or similar awards with option-like features, the Committee does not do so at a time when it is aware of material non-public information about the Company, and the Committee does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false